Equity - Schedule of Main Subsidiary With Non-controlling Interest (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Group participation	12.90%	33.72%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Group participation	87.10%	66.28%